Post-employment Benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Futura [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (21,739)
Discount rate, decrease	23,800
Futura II [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(93)
Discount rate, decrease	98
Comgas [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(27,459)
Discount rate, decrease	R$ 30,977